LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance	$ 50,733	$ 0
Proceeds		49,805
Gain on debt modification	(4,005)
Interest accretion	5,247	2,100
Repayments	(11,486)	(1,171)
Balance	40,489	50,733
Less: current portion	(3,216)	(50,733)	$ 0
Non-current portion	37,273	0	$ 0
Sprott Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance	42,734	0
Proceeds		41,956
Gain on debt modification	(4,005)
Interest accretion	4,927	1,948
Repayments	(3,167)	(1,171)
Balance	40,489	42,734
Less: current portion	(3,216)
Non-current portion	37,273
SSR VTB Note [Member]
Disclosure of detailed information about borrowings [line items]
Balance	7,999	0
Proceeds		7,848
Gain on debt modification	0
Interest accretion	320	151
Repayments	(8,319)	0
Balance	0	$ 7,999
Less: current portion	0
Non-current portion	$ 0